Construction contract revenues (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Construction Contract Revenues [Line Items]
Construction contract revenue	$ 0	$ 29,127
Construction contract expenses	0	(24,661)
Recognized contract margin (loss)	$ 0	$ 4,466